Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Common Stock	Additional Paid In Capital	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total
Balance at Dec. 31, 2022	$ 316	$ 17,511,589			$ (7,171,128)	$ 10,340,777
Balance (in Shares) at Dec. 31, 2022	3,159,096
Accretion of stock options expense to stock based compensation		14,125				14,125
Purchase of treasury stock			$ (471,121)			(471,121)
Purchase of treasury stock (in Shares)			252,855
Unrealized gain (loss) on short-term debt investments				(6,227)		(6,227)
Net loss					(3,700,683)	(3,700,683)
Balance at Dec. 31, 2023	$ 316	17,525,714	$ (471,121)	(6,227)	(10,871,811)	6,176,871
Balance (in Shares) at Dec. 31, 2023	3,159,096		252,855
Accretion of stock options expense to stock based compensation
Sale of common stock and pre-funded warrants	$ 89	1,673,127				1,673,216
Sale of common stock and pre-funded warrants (in Shares)	883,395
Exercise of pre-funded warrants	$ 3					3
Exercise of pre-funded warrants (in Shares)	34,037
Sale of common stock and warrants net of issuance costs	$ 76	1,741,446				1,741,522
Sale of common stock and warrants net of issuance costs (in Shares)	763,638
Cancellation of treasury stock	$ (35)	(644,199)	$ 644,234
Cancellation of treasury stock (in Shares)	(355,710)		(355,710)
Purchase of treasury stock			$ (173,113)			(173,113)
Purchase of treasury stock (in Shares)			102,855
Unrealized gain (loss) on short-term debt investments				8,646		8,646
Net loss					(4,392,880)	(4,392,880)
Balance at Dec. 31, 2024	$ 449	$ 20,296,088		$ 2,419	$ (15,264,691)	$ 5,034,265
Balance (in Shares) at Dec. 31, 2024	4,484,456